Loans And Leases (Aging Of Recorded Investment In Past Due Loans By Class Of Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1,867	$ 1,559
Loans Not Past Due	411,509	351,491
Nonaccrual Loans Not > 90 Days Past Due	264	479
30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,634	670
60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	664
Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	206	225
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		119
Loans Not Past Due	101,975	71,215
Nonaccrual Loans Not > 90 Days Past Due	115	144
Commercial [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		119
Single-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,741	439
Loans Not Past Due	93,837	92,105
Nonaccrual Loans Not > 90 Days Past Due	149	291
Single-Family Mortgage Loans [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,610	284
Single-Family Mortgage Loans [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	49
Single-Family Mortgage Loans [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	104	106
Multi-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	35,665	34,291
Real Estate, Commercial, Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	67,792	60,936
Real Estate, Commercial, Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		869
Loans Not Past Due	38,787	34,891
Real Estate, Commercial, Owner Occupied [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		269
Real Estate, Commercial, Owner Occupied [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		600
Real Estate, Commercial, Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	5,287	8,617
Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		48
Loans Not Past Due	42,862	25,774
Construction Loans [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		48
Home Equity Line of Credit, Originated Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		15
Loans Not Past Due	24,592	22,440
Nonaccrual Loans Not > 90 Days Past Due		44
Home Equity Line of Credit, Originated Portfolio [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		15
Home Equity Line of Credit, Purchased Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	102	69
Loans Not Past Due	360	585
Home Equity Line of Credit, Purchased Portfolio [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		69
Home Equity Line of Credit, Purchased Portfolio [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	102
Other Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	24
Loans Not Past Due	352	$ 637
Other Financing Receivable [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 24